--------------------------------------------------------------------------------
Alliance
Treasury
Reserves
--------------------------------------------------------------------------------

                             AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 1998
(unaudited)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 1998 (unaudited)                         Alliance Treasury Reserves
================================================================================

 Principal
  Amount
   (000)    Security                      Yield                        Value
--------------------------------------------------------------------------------
            U.S. GOVERNMENT
            OBLIGATIONS-71.4%
            U.S. TREASURY NOTES-43.1%
$   39,500  5.00%, 1/31/99 .........       4.53%             $    39,505,111
    35,000  5.00%, 2/15/99 .........       4.51                   35,011,427
    65,000  5.50%, 2/28/99 .........       4.66                   65,077,872
    45,000  5.88%, 1/31/99 .........       4.64                   45,037,770
    25,000  5.88%, 2/28/99 .........       4.83                   25,037,516
    55,000  6.25%, 3/31/99 .........       4.48                   55,221,834
     3,000  6.38%, 1/15/99 .........       4.50                    3,001,875
    57,400  6.38%, 4/30/99 .........       4.86                   57,669,735
    24,300  6.38%, 5/15/99 .........       4.57                   24,450,305
    10,000  6.75%, 5/31/99 .........       4.59                   10,083,618
     8,500  8.88%, 2/15/99 .........       4.50                    8,541,932
                                                             ---------------
                                                                 368,638,995
                                                             ---------------
            U.S. TREASURY BILLS-28.3%
     3,000  1/21/99 ................       4.27                    2,992,900
    20,000  1/21/99 ................       4.37                   19,951,778
    15,000  2/04/99 ................       4.39                   14,938,233
    10,000  3/11/99 ................       4.39                    9,916,817
    20,000  2/04/99 ................       4.43                   19,916,889
    20,000  1/21/99 ................       4.46                   19,950,667
    10,000  3/04/99 ................       4.46                    9,924,997
    10,000  3/25/99 ................       4.46                    9,898,325
    29,800  1/21/99 ................       4.47                   29,726,328
    10,000  2/11/99 ................       4.47                    9,949,661
    10,000  2/18/99 ................       4.47                    9,941,067
    30,000  1/21/99 ................       4.59                   29,923,916
    30,000  1/21/99 ................       4.61                   29,924,250
    10,000  2/04/99 ................       4.62                    9,956,839
    15,000  4/01/99 ................       4.63                   14,832,187
                                                             ---------------
                                                                 241,744,854
                                                             ---------------
            Total U.S. Government
            Obligations
            (amortized cost
            $610,383,849)...........                             610,383,849
                                                             ---------------
            REPURCHASE
            AGREEMENTS-27.8%
            ABN Amro
    15,000  4.77%, dated 12/16/98,
            due 2/11/99 in the amount of
            $15,113,288 (cost $15,000,000;
            collateralized by $8,950,000
            U.S. Treasury Bond,
            11.25%, 2/15/15,
            value $15,284,435) (a) ..      4.77                   15,000,000
            Barclays de Zoete
            Wedd Securities, Inc
     8,000  4.74%, dated 12/21/98,
            due 3/23/99 in the amount of
            $8,096,907 (cost $8,000,000;
            collateralized by $7,885,000
            U.S. Treasury Note,
            7.875%, 11/15/99,
            value $8,161,124) (a) ...      4.74                    8,000,000
            Barclays de Zoete
            Wedd Securities, Inc.
     8,000  4.78%, dated 12/21/98,
            due 2/24/99 in the amount of
            $8,069,044 (cost $8,000,000;
            collateralized by $8,030,000
            U.S. Treasury Note,
            5.875%, 11/15/99,
            value $8,158,470) (a) ...      4.78                    8,000,000
            Bear Stearns & Co.
     8,000  4.65%, dated 12/18/98,
            due 2/25/99 in the amount of
            $8,071,300 (cost $8,000,000;
            collateralized by $23,820,000
            U.S. Treasury Note,
            4.65%, 2/25/99,
            value $8,158,207) (a) ...      4.65                    8,000,000
            Bear Stearns & Co.
     7,000  4.75%, dated 11/17/98,
            due 1/20/99 in the amount of
            $7,059,111 (cost $7,000,000;
            collateralized by $7,050,000
            U.S. Treasury Note,
            5.00%, 2/15/99,
            value $7,142,244) (a) ...      4.75                    7,000,000
            Cibc/Wood Gundy, Inc.
    15,000  4.65%, dated 12/17/98,
            due 12/16/99 in the amount of
            $15,118,188 (cost $15,000,000;
            collateralized by $14,977,000
            U.S. Treasury Note,
            5.50%, 4/15/00,
            value $15,295,081) (a) ..      4.65                   15,000,000
            First Boston Corp.
     8,000  4.70%, dated 11/19/98,
            due 2/17/99 in the amount of
            $8,094,000 (cost $8,000,000;
            collateralized by $6,709,000
            U.S. Treasury Bond,
            6.875%, 8/15/25,
            value $8,151,203) (a) ...      4.70                    8,000,000

STATEMENT OF NET ASSETS (continued)                   Alliance Treasury Reserves
================================================================================

 Principal
  Amount
   (000)    Security                      Yield                        Value
--------------------------------------------------------------------------------
            First Boston Corp.
$    8,000  4.70%, dated 12/22/98,
            due 2/24/99 in the amount of
            $8,066,844 (cost $8,000,000;
            collateralized by $6,006,000
            U.S. Treasury Bond,
            8.125%, 8/15/19,
            value $8,165,609) (a) ...      4.70%             $     8,000,000
            Goldman Sachs & Co.
     5,000  4.71%, dated 12/09/98,
            due 3/09/99 in the amount of
            $5,058,875 (cost $5,000,000;
            collateralized by $4,430,000
            U.S. Treasury Bond,
            6.25%, 8/15/23,
            value $5,111,172) (a) ...      4.71                    5,000,000
            Goldman Sachs & Co.
     5,000  4.71%, dated 12/16/98,
            due 3/24/99 in the amount of
            $5,064,108 (cost $5,000,000;
            collateralized by $4,115,000
            U.S. Treasury Bond,
            6.875%, 8/15/25,
            value $5,092,354) (a) ...      4.71                    5,000,000
            Goldman Sachs & Co.
     8,000  4.75%, dated 12/02/98,
            due 2/10/99 in the amount of
            $8,073,889 (cost $8,000,000;
            collateralized by $6,470,000
            U.S. Treasury Note,
            7.50%, 11/15/16,
            value $8,177,009) (a) ...      4.75                    8,000,000
            Greenwich Funding Corp.
    25,000  4.75%, dated 12/31/98,
            due 1/04/99 in the amount of
            $25,013,194 (cost 25,000,000;
            collateralized by $24,275,000
            U.S. Treasury Note,
            5.75%, 4/30/03,
            value $25,488,792) (a) ..      4.75                   25,000,000
            Merrill Lynch & Co., Inc.
     7,000  4.65%, dated 12/15/98,
            due 2/22/99 in the amount of
            $7,062,388 (cost $7,000,000;
            collateralized by $4,250,000
            U.S. Treasury Bond,
            4.65%, 5/15/14,
            value $7,144,167) (b) ...      4.65                    7,000,000
            Merrill Lynch & Co., Inc.
     8,000  4.65%, dated 12/15/98,
            due 3/22/99 in the amount of
            $8,100,233 (cost $8,000,000;
            collateralized by $5,920,000
            U.S. Treasury Bond,
            4.65%, 8/15/05,
            value $8,164,130) (b) ...      4.65                    8,000,000
            Morgan (J.P.) & Co.
    10,000  4.67%, dated 12/09/98,
            due 2/10/99 in the amount of
            $10,081,725 (cost $10,000,000;
            collateralized by $9,750,000
            U.S. Treasury Note,
            5.50%, 3/31/03,
            value $10,138,008) (a) ..      4.67                   10,000,000
            Morgan Stanley Group, Inc.
     7,000  4.66%, dated 12/15/98,
            due 3/22/99 in the amount of
            $7,087,893 (cost $7,000,000;
            collateralized by $5,060,000
            U.S. Treasury Bond,
            8.75%, 5/15/17,
            value $7,142,829) (a) ...      4.66                    7,000,000
            Morgan Stanley Group, Inc.
    10,000  4.69%, dated 12/15/98,
            due 2/22/99 in th amount of
            $10,089,892 (cost $10,000,000;
            collateralized by $7,230,000
            U.S. Treasury Bond,
            8.75%, 5/15/17,
            value $10,206,058) (a) ..      4.69                   10,000,000
            Nationsbank Corp.
    10,000  4.75%, dated 12/14/98,
            due 3/22/99 in the amount of
            $10,129,306 (cost $10,000,000;
            collateralized by $9,760,000
            U.S. Treasury Note,
            5.50%, 3/31/03,
            value $10,247,279) (a) ..      4.75                   10,000,000
            Nationsbank Corp.
     8,000  4.77%, dated 12/03/98,
            due 2/24/99 in the amount of
            $8,087,980 (cost $8,000,000;
            collateralized by $7,610,000
            U.S. Treasury Note,
            6.625%, 4/30/02,
            value $8,161,311) (a) ...      4.77                    8,000,000

                                                      Alliance Treasury Reserves
================================================================================

 Principal
  Amount
   (000)    Security                      Yield                        Value
--------------------------------------------------------------------------------
            Paribas Corp.
$   10,000  4.75%, dated 12/15/98,
            due 3/23/99 in the amount of
            $10,129,306 (cost $10,000,000;
            collateralized by $9,679,000
            U.S. Treasury Note,
            6.25%, 10/31/01,
            value $10,195,804) (a) ..      4.75%             $    10,000,000
            Paribas Corp.
    10,000  4.80%, dated 12/02/98,
            due 2/26/99 in the amount of
            $10,114,667 (cost $10,000,000;
            collateralized by $5,946,000
            U.S. Treasury Bond,
            11.25%, 2/15/15,
            value $10,233,865) (a) ..      4.80                   10,000,000
            Salomon Smith Barney, Inc.
    10,000  4.70%, dated 12/15/98,
            due 2/23/99, in the amount of
            $10,091,389 (cost $10,000,000;
            collateralized by $7,040,000
            U.S. Treasury Note,
            8.875%, 5/15/17,
            value $10,189,634) (a) ..      4.70                   10,000,000
            Salomon Smith Barney, Inc.
     7,000  4.78%, dated 11/18/98,
            due 1/25/99 in the amount of
            $7,063,202 (cost $7,000,000;
            collateralized by $5,745,000
            U.S. Treasury Note,
            4.70%, 11/15/16,
            value $7,147,166) (a) ...      4.78                    7,000,000
            State Street Bank and Trust Co.
     5,800  4.50%, dated 12/31/98,
            due 1/04/99 in the amount of
            $5,802,900 (cost $5,800,000;
            collateralized by $5,530,000
            U.S. Treasury Note,
            6.25%, 1/31/02,
            value $5,917,100) (a) ...      4.50                    5,800,000
            Warburg Securities
     4,000  4.68%, dated 12/16/98,
            due 3/24/99 in the amount of
            $4,050,960 (cost $4,000,000;
            collateralized by $3,338,000
            U.S. Treasury Note,
            7.25%, 5/15/16,
            value $4,085,782) (a) ...      4.68                    4,000,000
            Warburg Securities
     4,000  4.76%, dated 12/16/98,
            due 2/24/99 in the amount of
            $4,037,022 (cost $4,000,000;
            collateralized by $3,338,000
            U.S. Treasury Note,
            7.25%, 5/15/16,
            value $4,085,782) (a) ...      4.76                    4,000,000
            Warburg Securities
     7,000  4.78%, dated 11/17/98,
            due 2/16/99 in the amount of
            $7,084,579 (cost $7,000,000;
            collateralized by $5,369,000
            U.S. Treasury Note,
            8.00%, 11/15/21,
            value $7,118,814) (a) ...      4.78                    7,000,000
                                                             ---------------
            Total Repurchase
            Agreements
            (amortized cost
            $237,800,000)............                            237,800,000
                                                             ---------------
            TOTAL INVESTMENTS-99.2%
            (amortized cost
            $848,183,849)............                            848,183,849
            Other assets less
            liabilities-0.8%.........                              6,524,440
                                                             ---------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            854,702,776 shares
            outstanding).............                        $   854,708,289
                                                             ===============

--------------------------------------------------------------------------------
(a) Repurchase agreements which are terminable within 7 days.

(b) Funding agreements which are illiquid securities and subject to restrictions as to resale. The securities amounted to $15,000,000, representing 1.75% of net assets (see Note A).

    See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1998 (unaudited)        Alliance Treasury Reserves
================================================================================

INVESTMENT INCOME
  Interest......................................................                  $ 20,008,311
EXPENSES
  Advisory fee (Note B).........................................   $ 1,963,634
  Distribution assistance and administrative service (Note C)...     1,578,065
  Transfer agency (Note B)......................................       212,174
  Custodian fees................................................        88,065
  Registration fees.............................................        71,248
  Printing......................................................        38,048
  Audit and legal fees..........................................        15,716
  Trustees' fees................................................         4,695
  Amortization of organization expense..........................         1,550
  Miscellaneous.................................................        13,674
                                                                   -----------
  Total expenses................................................     3,986,869
  Less: expense reimbursement...................................       (59,602)
                                                                   -----------
  Net expenses..................................................                     3,927,267
                                                                                  ------------
  Net investment income.........................................                    16,081,044
REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions..................                         7,290
                                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS......................                  $ 16,088,334
                                                                                  ============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                           Six Months Ended
                                                           December 31, 1998  Year Ended
                                                              (unaudited)    June 30, 1998
                                                             -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income....................................  $  16,081,044   $  32,946,390
  Net realized gain (loss) on investment transactions......          7,290          (1,049)
                                                             -------------   -------------
  Net increase in net assets from operations...............     16,088,334      32,945,341
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income....................................    (16,081,044)    (32,946,390)
  Net realized gain on investments.........................           (728)        (16,592)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)....................................    114,645,582      35,989,359
                                                             -------------   -------------
  Total increase...........................................    114,652,144      35,971,718
NET ASSETS
  Beginning of year........................................    740,056,145     704,084,427
                                                             -------------   -------------
  End of period............................................  $ 854,708,289   $ 740,056,145
                                                             =============   =============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1998 (unaudited)                         Alliance Treasury Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves and Alliance Treasury Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost.

2. Organization Expenses

The organization expenses of the Portfolio were being amortized against income on a straight-line basis through September, 1998.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

6. Repurchase Agreements

It is the Portfolio's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1998, the reimbursement amounted to $59,602.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $101,168 for the six months ended December 31, 1998.

NOTES TO FINANCIAL STATEMENTS (continued)             Alliance Treasury Reserves
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1998, the distribution fee amounted to $981,817. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1998, such payments by the Portfolio amounted to $596,248, of which $65,500 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998 the Portfolio had a loss carryforward of $1,049 which expires in the year 2006.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 1998, capital paid-in aggregated $854,702,776. Transactions, all at $1.00 per share, were as follows:

                                                                            Six Months Ended      Year Ended
                                                                            December 31, 1998      June 30,
                                                                               (unaudited)           1998
                                                                            -----------------   ---------------
Shares sold.............................................................     1,145,732,957       3,120,550,717
Shares issued on reinvestments of dividends.............................        16,081,044          32,946,390
Shares redeemed.........................................................    (1,047,168,419)     (3,117,507,748)
                                                                            --------------      --------------
Net increase............................................................       114,645,582          35,989,359
                                                                            ==============      ==============

FINANCIAL HIGHLIGHTS                                  Alliance Treasury Reserves
================================================================================
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                            Six Months                                                    September 1,
                                               Ended                                                         1993(a)
                                            December 31,                 Year Ended June 30,                 through
                                                1998         -------------------------------------------     June 30,
                                            (unaudited)       1998         1997        1996        1995        1994
                                            -----------      -------     -------     -------     -------     -------
Net asset value, beginning of period .....    $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                              -------        -------     -------     -------     -------     -------
Income from Investment Operations
Net investment income (b) ................      .0207          .0453       .0443       .0466       .0460       .0260
                                              -------        -------     -------     -------     -------     -------
Less: Dividends
Dividends from net investment income .....     (.0207)        (.0453)     (.0443)     (.0466)     (.0460)     (.0260)
                                              -------        -------     -------     -------     -------     -------
Net asset value, end of period ...........    $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                              =======        =======     =======     =======     =======     =======
Total Return
Total investment return based on net
   asset value (c) .......................       4.15%(d)       4.63%       4.53%       4.77%       4.71%       3.18%(d)
Ratios/Supplemental Data
Net assets, end of period (in thousands)..   $854,708       $740,056    $704,084    $700,558    $493,702     $80,720
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ......................       1.00%(d)        .95%        .85%        .81%        .69%        .28%(d)
   Expenses, before waivers and
     reimbursements ......................       1.02%(d)       1.01%       1.00%       1.05%       1.05%       1.28%(d)
   Net investment income (b) .............       4.09%(d)       4.53%       4.43%       4.64%       4.86%       3.24%(d)

--------------------------------------------------------------------------------
(a) Commencement of operations.

(b) Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d) Annualized.

                                                              -----------------
                                                                  BULK RATE
Alliance Treasury Reserves                                       U.S. POSTAGE
1345 Avenue of the Americas, New York, NY 10105                      PAID
Toll free 1 (800) 221-5672                                      New York, NY
                                                               Permit No. 7131
                                                              -----------------

Yields. For current recorded yield information on Alliance Treasury Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|1| |#| |1| |#| |9| |0| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

AllianceCapital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

TRSSR